Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 20, 2016
Registrant Name	dei_EntityRegistrantName	Ultimus Managers Trust
Central Index Key	dei_EntityCentralIndexKey	0001545440
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 20, 2016
Document Effective Date	dei_DocumentEffectiveDate	Sep. 23, 2016
Prospectus Date	rr_ProspectusDate	Sep. 23, 2016
Ladder Select Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	RISK/RETURN SUMMARY
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Ladder Select Bond Fund (the “Fund”) seeks a combination of current income and capital preservation.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2019
Portfolio Turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund is a new series and therefore it does not yet have a portfolio turnover rate; however, the Fund is expected to engage in active trading of portfolio securities to achieve its principal investments strategies. Therefore, it is anticipated that the Fund will have a high turnover rate.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Examples Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until July 31, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds. Bonds include debt securities, commercial mortgage-backed securities (“CMBS”), and other fixed-income instruments issued by governmental or private-sector entities. The Fund has adopted a fundamental investment policy to concentrate at least 25% of its net assets in CMBS. Through these investments and the investments discussed below, the Fund seeks to generate current income throughout market cycles while providing capital preservation.

Under normal market conditions, the Fund will invest primarily in investment grade rated commercial real estate-related bonds and CMBS, which are securitized bonds principally secured by diversified pools of senior mortgage loans on commercial real estate, including office, retail, multi-family, industrial, and hospitality properties. The Fund considers a CMBS to be rated investment grade if, at the time of purchase, at least one nationally recognized statistical rating organization (“NRSRO”) has rated the CMBS investment grade or, if unrated, the Adviser determines the CMBS to be of comparable credit quality. The Fund may also invest up to 15% of its net assets in CMBS that are of non-investment grade quality (commonly referred to as “high yield securities” or “junk bonds”).

The Fund may also invest a portion of its assets in other publicly traded real estate-related debt securities such as debt securities issued by Real Estate Investment Trusts (“REITs”) and debt securities issued by real estate companies.

Additionally, the Fund may invest in privately placed debt securities that have not been registered for sale under the Securities Act of 1933, as amended (the “Securities Act”) pursuant to Rule 144A (commonly referred to as “Rule 144A securities”). These securities are deemed restricted under the Securities Act and are generally considered illiquid and therefore are subject to the Fund’s 15% limit on illiquid securities, unless deemed liquid in accordance with procedures adopted by the Fund’s Board and implemented by the Adviser. Those Rule 144A securities deemed liquid by the Board are excluded from the Fund’s 15% limit on illiquid securities. The Fund’s investment in Rule 144A securities will be primarily in investment grade rated CMBS and other commercial real estate-related bonds, which benefit from superior capital structure seniority and underlying first mortgage collateral. These types of securities generally trade with more liquidity than other types of Rule 144A securities, non-investment grade CMBS, and other commercial real estate-related, non-investment grade bonds. The Fund may invest in both liquid and illiquid Rule 144A securities, and the categorization of a particular Rule 144A security may change under certain market conditions or other events.

The Fund’s target average portfolio duration varies from 2 to 7 years; however, the Fund has the flexibility to maintain any portfolio duration depending on market conditions. “Duration” is a measure used to determine the sensitivity of a portfolio or security to changes in interest rates. The longer the duration of a particular debt security, or of the Fund’s portfolio of debt securities, the more sensitive its market price and the Fund’s value will be to changes in interest rates.

In selecting investments for the Fund, the Adviser seeks investments that it believes offer the best value relative to other comparable securities based on multiple factors, including, but not limited to, credit quality and structure, maturity, yield, credit support, and ratings information. After selecting an investment, the Adviser monitors the relative value of the investment by reviewing and considering, among other things, servicer reports, borrower status, credit ratings, and payment information of the loans underlying the securities. The Adviser uses an investment process that evaluates commercial real estate fundamentals applicable to commercial mortgage financing. This process considers, in part, the markets of relevant properties securing the mortgages underlying the CMBS trusts, the length and diversity of average lease terms, the tenant quality and diversity, the loan to value ratio and debt yield on the overall first mortgage, certain credit metrics, the identity and reputation of the underlying borrower(s), the property type and diversity underlying the CMBS, and other basic commercial real estate considerations critical to successful debt investing.

The Adviser will seek to manage investment risk by varying the Fund’s investments, directly or indirectly, across multiple borrowers, tenants, and property types (e.g., office, retail, multi-family, industrial, and hospitality properties), positions (including position size and seniority), geography (within the U.S.), ratings, duration, and other factors that affect the Fund’s portfolio structure.

The Fund may employ hedging strategies to manage interest rate, credit spread, and other risks. Accordingly, the Fund may invest in options, futures, and swaps (including interest rate swaps, credit default swaps, total return swaps, and other related derivative products), to the extent allowed under the 1940 Act. The Fund may also utilize leverage (i.e., borrowing against a line of credit), subject to the limits of the 1940 Act. The Adviser uses both hedging strategies and leverage as part of its risk-management process; through this process, the Adviser seeks to maintain relatively low volatility in the net asset value (“NAV”) of the Fund’s portfolio.

The Fund may sell investments if the Adviser determines that credit quality, maturity, yield, or ratings information, among other criteria, have changed materially from its initial analysis. The Fund may also sell investments for other reasons, including, but not limited to, securing gains, limiting losses, managing portfolio risk or liquidity, or if other investments offer better relative value and performance expectations, as determined by the Adviser.

The Fund is non-diversified, which means it may invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund. The Fund will engage in active trading.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. The Fund has adopted an investment policy to concentrate its investments in CMBS. This means the Fund will invest at least 25% of its total assets in CMBS under normal market conditions. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be a complete investment program. The principal risks of an investment in the Fund are generally described below.

Active Management Risk. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index or other funds with similar investment objectives and strategies. The Adviser’s method of investment selection may not be successful. In addition, the Adviser may select investments that fail to perform as anticipated.

CMBS Risk. CMBS are securities that reflect an interest in, and are secured by, a pool of mortgage loans on commercial real property. The mortgage loan pool is transferred to a CMBS trust and distributed as various classes of CMBS (some of which are rated by NSROs). CMBS are a type of debt security and are subject to the risks generally associated with debt securities. CMBS are subject to credit risk, interest rate risk, prepayment, extension risk, and many of the risks of investing in the real estate that secures the underlying mortgage loans. The ability of borrowers to pay interest and repay principal on the mortgage loans held in a CMBS trust is not guaranteed and depends on the cash flows of the underlying commercial real estate property, which in turn depends on many factors, including the overall economic landscape, the refinancing markets for commercial mortgages, and sub-market and property specific characteristics. If one or more of the mortgages that are part of a CMBS trust defaults on its interest or principal obligations, securities held by the Fund may experience losses, the Fund’s current income may be reduced, and the Fund’s NAV may decline. The value of CMBS held by the Fund may also be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements; or the market’s assessment of the quality of underlying assets. CMBS may be deemed illiquid for a period of time due to a variety of reasons, such as current market conditions, the bonds’ seniority in the CMBS trust’s capital structure, and trading conditions such as the number of market makers or trade volume. As a result, CMBS may exhibit greater price volatility than other types of mortgage- or asset-backed securities. CMBS are generally not backed by the full faith and credit of the U.S. Government and are subject to the risk of default on the underlying mortgages. CMBS react differently to changes in interest rates than other debt securities and the prices of CMBS may reflect adverse economic and market conditions. Some CMBS have experienced extraordinary weakness and volatility in recent years.

Concentration Risk. Concentration risk results from maintaining exposure to a single industry or group of related industries, which may underperform compared to other industries or market sectors. Since the Fund will concentrate its investments in CMBS, it will be subject to the risks associated with these securities and the commercial mortgage and real estate markets to a greater degree than a fund that does not concentrate in such securities.

Debt Security Risk. Debt security risk includes both credit and income risk.

• Non-Investment Grade Securities Risk. To the extent the Fund invests in securities of non-investment grade quality, which are securities rated non-investment grade by an NRSRO (commonly referred to as “high yield securities” or “junk bonds”) or, if unrated, judged to be non-investment grade quality by the Adviser, it is likely to be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. These securities are considered inherently speculative because of the uncertainty regarding the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities, which could reduce the Fund’s ability to sell these securities. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

• Credit Risk. Credit risk is the risk that the issuer or guarantor of a debt security (including mortgage-backed securities), or the counter-party to a derivative contract, will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, including as a result of bankruptcy. To the extent the Fund invests in lower-rated securities, the Fund will be subject to a higher level of credit risk than a fund that invests only in the highest rated securities.

• Duration Risk. Duration measures the time-weighted expected cash flows of a debt security, which can determine its sensitivity to changes in interest rates. Duration risk is another factor that can affect the value of the Fund’s portfolio. In general, but not in all cases, the higher the portfolio’s duration, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the lower the portfolio’s duration, the lower the yield, but the greater the price stability.

• Income Risk. Income risk is the risk related to the primary source of the Fund’s current income: interest payments from debt securities. An economic downturn or an increase in interest rates may have an adverse effect on an issuer’s ability to timely make payments of principal and interest. If the issuer fails to make timely interest or principal payments, then the Fund’s current income will be reduced.

• Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. The price of a debt security is dependent upon interest rates. The share price and total return of the Fund will vary in response to changes in interest rates. A rise in interest rates will generally cause the value of debt securities to decrease. The Fund may be subject to greater risk of rising interest rates due to the current period of historically low interest rates. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.

Derivatives Risk. The use of derivative instruments (e.g., futures, options, and swaps) requires special skills and knowledge of investment techniques that are different from those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or incorrectly identifies market conditions, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund’s return. Derivative instruments may be difficult to value and subject to wide swings in valuation caused by changes in the value of the underlying asset. In addition, the cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return. In addition, the Fund’s use of derivatives creates economic leverage, which can magnify the Fund’s potential for gain or loss and therefore amplify the effect of market volatility on the Fund’s share price. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

• Counterparty Risk. The Fund’s investment in derivatives involves the risks that the counterparty will default on its obligation to pay the Fund.

• Futures Risk. The loss that may be incurred in futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, because of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement on each futures contract. Futures transactions involve additional risks, including counterparty risk, hedging risk, and pricing risk.

• Options Risk. Options trading is a highly specialized activity that involves unique investment techniques and risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Options are subject to correlation risk because there may be an imperfect correlation between the options and the underlying asset that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to correctly predict future price fluctuations and the degree of correlation between the options and such assets. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

• Swap Agreement Risk. Swap agreements can be either bilateral agreements traded over the counter or exchange-traded agreements. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. Swap agreements may be illiquid and therefore may increase the Fund’s exposure to the credit risk of each counterparty.

Hedging Transactions Risk. The success of any hedging strategy utilized by the Fund will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, and its ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. Therefore, a hedging strategy used by the Fund may not work as intended. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs (such as trading commissions and fees).

High Portfolio Turnover Risk. The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the securities. The Fund’s portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares. High portfolio turnover rates will generally result in higher transaction costs to the Fund, including brokerage commissions, and may result in additional tax consequences to the Fund’s shareholders. To the extent that the Fund makes investments on a shorter-term basis (including in derivative instruments and instruments with a maturity of one year or less at the time of acquisition), the Fund will likely trade more frequently and incur a higher portfolio turnover rate.

Leverage Risk. Leverage is the use of debt or other financial instruments to increase the potential returns of the Fund’s portfolio. The Fund anticipates incurring leverage as part of its investment strategy. When the Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin (or on a “when-issued” basis), or entering into derivative transactions, all other risks relating to the Fund’s portfolio are generally compounded. Leverage may involve the creation of a liability that requires the Fund to pay interest. As a result of these risks, the use of leverage will cause the NAV of the Fund to be more volatile and sensitive to market movements.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell at their fair value. Investments in CMBS, debt securities (including non-investment grade securities), derivatives, and restricted securities (such as Rule 144A securities) tend to involve greater liquidity risk. For a more detailed discussion on the liquidity risks associated with each principal investment, please refer to the other principal risks disclosed in this section.

Management Risk. The Adviser has not previously served as investment adviser to a registered investment company, although it does have experience managing private accounts using similar strategies.

Market Risk. The market value of the securities and derivatives in the Fund’s portfolio may fluctuate resulting from factors affecting an individual CMBS investment, the commercial real estate industry, the real estate sector, or other factors such as changing economic, political, or overall financial market conditions.

New Fund Risk. The Fund is new and has no operating history. Accordingly, investors in the Fund bear the risk that it may not be successful in implementing its investment strategy or growing to an economically viable size.

Non-Diversified Status Risk. The Fund is non-diversified. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a diversified fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Prepayment and Extension Risk. Prepayment risk is the risk that a loan, bond or other debt security or investment might be called or otherwise converted, prepaid or redeemed before maturity and the Fund may not be able to invest the proceeds in other investments providing as high a level of income, thereby resulting in a reduced yield to the Fund. Extension risk is the risk that an investment might not be called as expected. If the Fund’s investments are locked in at a lower interest rate for a longer period, the Adviser may be unable to capitalize on securities with higher interest rates or wider spreads.

Rating Agency Risks. Ratings on debt securities, including CMBS, are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period or that any such rating will not be revised downward or withdrawn entirely. Such changes may negatively affect the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

Real Estate Risk. The value of the securities that the Fund owns is impacted by the value of the real estate underlying the securities. If real estate experiences a significant price decline, this could adversely affect the prices of the securities the Fund owns. Any adverse regulatory action effecting real estate could also impact the prices of the securities the Fund owns.

• Commercial Mortgages Risk. Commercial mortgage loans underlying the CMBS in which the Fund invests are subject to the ability of the commercial property owner to generate net income from operating the property (and not the independent income or assets of the borrower). Any reductions in net operating income increase the risks of delinquency, foreclosure, and default, which could result in losses to the Fund. Net operating income of an income-producing property can be affected by many factors, including, but not limited to, the ongoing need for capital improvements, particularly in older structures; changes in operating expenses; changes in general or local market conditions; changes in tenant mix and performance; the occupancy or rental rates of the property or, for a property that requires new leasing activity, a failure to lease the property in accordance with the projected leasing schedule; competition from comparable property types or properties; unskilled or inexperienced property management; limited availability of mortgage funds or fluctuations in interest rates that may render the sale and refinancing of a property difficult; development projects that experience cost overruns or otherwise fail to perform as projected, including, without limitation, failure to complete planned renovations, repairs, or construction; unanticipated increases in real estate taxes and other operating expenses; challenges to the borrower’s claim of title to the real property; environmental considerations; zoning laws and other governmental rules and policies; unanticipated structural defects or costliness of maintaining the property; uninsured losses, such as possible acts of terrorism; a decline in the operational performance of a facility on the real property (including multifamily rental facilities, office properties, retail facilities, hospitality facilities, healthcare-related facilities, industrial facilities, warehouse facilities, restaurants, mobile home facilities, recreational or resort facilities, arenas or stadiums, religious facilities, parking lot facilities, or other facilities); and severe weather-related damage to the property or its operation. Additional risks may be presented by the type and use of a particular commercial property.

• Real Estate Companies Risk. REITs are tax-advantaged investment vehicles that primarily invest in real estate and real estate-related securities, including mortgages. Investments in REITS and other securities issued by real estate companies are subject to risks inherent in the real estate market, including risks related to changes in interest rates, possible declines in the value of and demand for real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a given market and environmental problems.

Regulatory Risk. As a result of the dislocation of the credit markets during the last recession, the securitization industry has become subject to additional and changing regulation. For example, pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act, which went into effect on July 21, 2010, various federal agencies have promulgated, or are in the process of promulgating, regulations and rules on various issues that affect securitizations, including: risk retention rules, which will take effect in December 2016; requirements for additional disclosure; requirements for additional review and reporting; rules for swaps (including those used by securitizations); and certain restrictions designed to prohibit conflicts of interest. Other regulations have been and may ultimately be adopted, which may alter the structure of securitizations, reduce or eliminate economic benefits of participation in securitizations, and could discourage traditional issuers, underwriters, or other participants from participating in future securitization. Any of these outcomes could reduce the market for CMBS in which the Fund seeks suitable investments or otherwise adversely affect the Fund’s ability to achieve its investment objective.

Rule 144A Securities Risk. Rule 144A securities are restricted securities that are exempt from registration under the Securities Act and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBS”), subject to certain conditions. The Fund may invest in privately placed Rule 144A securities, which are treated as illiquid unless the Adviser has determined, under guidelines established by the Fund’s Board, that the particular security is liquid; therefore, not all Rule 144A securities are liquid securities.An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and the Fund might be unable to dispose of the securities promptly or at reasonable prices.

Strategy Risk. The value of the Fund’s portfolio depends on the judgment of the Adviser about the quality, relative yield, value, or market trends affecting particular securities, industries, sectors, or properties, which may prove to be incorrect. Investment strategies employed by the Adviser in selecting investments for the Fund may not result in meeting the Fund’s investment objective or increasing the value of the Fund’s shares.

Structured Finance Securities Risk. Structured finance securities include CMBS. Holders of structured finance securities bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk. Generally, the prices of structured finance securities will be influenced by the same types of market and economic factors that affect issuers of securities and capital markets generally. Generally, the Fund does not have direct rights against the issuer or the entity that sold the assets to be securitized; rather, the Fund has the right to receive payments only from the issuer of the structured finance security. Certain structured finance securities may be thinly traded or have a limited trading market.

Tax Risk. The Fund’s investments and investment strategies, including transactions in derivatives, may be subject to special and complex federal income tax provisions, the effect of which may limit the allowance of or convert the classification of certain losses or deductions; accelerate income to the Fund; subject the Fund’s income to higher tax rates; or change the classification of the Fund’s income. In addition, it is possible that some or a substantial portion of the gains distributed may be categorized as short-term capital gains, which are subject to higher tax rates than long-term capital gains.

Valuation Risk Unlike publicly traded equity securities that trade on national exchanges, there is no central place or exchange for debt securities, which generally trade on an “over-the-counter” (“OTC”) market. These markets may be anywhere in the world where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of debt securities, including CMBS, may be subject to greater uncertainty than that of exchange-traded equity securities. This valuation risk is magnified for illiquid securities.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a diversified fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore does not have a full calendar year of performance to report. After the Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-859-5867 or by visiting the Fund’s website at www.ladderfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	After the Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a full calendar year of performance to report.
Performance Availability, Phone	rr_PerformanceAvailabilityPhone	1-888-859-5867
Performance Availability, Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.ladderfunds.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Ladder Select Bond Fund | Advisor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LSBKX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.71%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Less Management Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
3 Years	rr_ExpenseExampleYear03	$ 381
Ladder Select Bond Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LSBIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.71%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Less Management Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	$ 303

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Ladder Capital Asset Management LLC (the "Adviser") has contractually agreed, until July 31, 2019, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of portfolio transaction and other investment-related costs (including brokerage costs); taxes; interest; costs to organize the Fund; Acquired Fund Fees and Expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business; and amounts, if any, payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act")) to an amount not exceeding 0.95% of average daily net assets of the applicable class of shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed: (i) the expense limitation then in effect, if any; and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to July 31, 2019, this agreement may not be modified or terminated without the approval of the Fund's Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement with the Adviser is terminated.